SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Revenue recognition
Sales allowances for sales returns and sales incentives | ¥	¥ 89	¥ 1	¥ 0
Online Lending Information Intermediary Services revenue
Revenue recognition
Number of services	2
Number of performance obligations	2
Online Lending Information Intermediary Services revenue | Minimum
Revenue recognition
Investment, annualized interest rate		0.50%	0.50%	0.50%
Online Lending Information Intermediary Services revenue | Maximum
Revenue recognition
Investment, annualized interest rate		1.50%	1.50%	1.50%
Direct lending program revenue
Revenue recognition
Number of performance obligations	2